Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2024	2025
Accrued interest expenses	24,019	36,957
Other current liabilities	9,190	14,187
Accrued expenses and other current liabilities	33,209	51,144

Accrued interest expenses primarily represent interest incurred but not yet paid on our notes payable and short-term debts as of the reporting date. Such interest is recognized on an accrual basis in accordance with the contractual interest rates of the respective debt agreements.

Other current liabilities primarily consist of accrued social security and housing fund contributions, and other miscellaneous payables arising from the Group’s normal business operations.